Financial income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income and expenses
Interest income on other financial investments not measured at fair value through profit and loss	€ 31	€ 39	€ 35
Interest income on financing components of other contracts	42	37
Interest expense on interest-bearing liabilities	(99)	(105)	(391)
Interest expense on financing components of other contracts	(172)	(162)	(81)
Interest expense on lease liabilities	(28)
Net interest expense on defined benefit plans	(9)	(15)	(37)
Net realized losses on investments at fair value through other comprehensive income			(33)
Net fair value losses on investments at fair value through profit and loss	(2)	(1)
Net fair value (losses)/gains on hedged items under fair value hedge accounting for interest risk	(133)	(7)	42
Net fair value gains/(losses) on hedging instruments under fair value hedge accounting for interest risk	141	9	(23)
Net foreign exchange losses	(106)	(100)	(157)
Other financial income	92	9	172
Other financial expenses	(98)	(17)	(64)
Total financial income and expenses	€ (341)	€ (313)	€ (537)